Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 316,578	$ 76,356	$ 472,509
Accounts receivable, net of allowance for doubtful accounts of $1,379,519 and $1,216,204, respectively	5,982,995	4,023,578	1,003,613
Original issuance discount	26,910
Deferred financing costs	7,000
Other assets	269	269	269
Total current assets	6,333,752	4,100,203	1,476,391
Furniture, fixtures, and equipment	9,321	6,498
Total assets	6,343,073	4,106,701	1,476,391
Liabilities and stockholders’ equity (deficit):
Accounts payable and accrued liabilities	2,226,062	2,126,562	1,910,628
Deferred revenue			150,000
Notes payable	533,910	400,000
Accrued interest	20,518	13,250
Total current liabilities	2,780,490	2,539,812	2,128,837
Total liabilities	2,780,490	2,539,812	2,128,837
Commitments and Contingencies (Note 9)
Stockholders’ equity:
Common stock, par value $0.0001, 300,000,000 shares authorized; 31,342,285 and 30,763,087 shares issued and outstanding, as of December 31, 2024, and December 31, 2023, respectively	3,134	3,134	3,077
Additional paid-in capital	30,033,430	30,033,430	24,060,884
Accumulated deficit	(26,473,981)	(28,469,675)	(24,716,407)
Total stockholders’ equity (deficit)	3,562,583	1,566,889	(652,446)
Total liabilities and stockholders’ deficit:	6,343,073	4,106,701	1,476,391
Related Party [Member]
Liabilities and stockholders’ equity (deficit):
Accounts payable related party			$ 68,209